Note 4 - Securities (Details Textual) - CAD ($)	9 Months Ended
	Jul. 31, 2023	Oct. 31, 2022	Jul. 31, 2022
Statement Line Items [Line Items]
Investments in Securities	$ 182,944,000	$ 141,564,000	$ 133,682,000
Government of Canada Treasury Bills and a U.S. Government Treasury Bill [member]
Statement Line Items [Line Items]
Investments in Securities	182,900,000	$ 141,600,000
Zero-coupon Bank of Canada treasury bills [member]
Statement Line Items [Line Items]
Cash payment to acquire securities	181,800,000
Notional amount	$ 182,000,000.0
Financial assets, interest rate	4.89%
Government of Canada Bond [Member]
Statement Line Items [Line Items]
Cash payment to acquire securities	$ 990,000
Notional amount	$ 1.0
Financial assets, interest rate	4.73%
Financial assets, coupon rate	3.75%